                                                                   FILE # 28-132
                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

            Report for the Calendar Quarter Ended December 31, 2008

-------------------------------------------------------------------------------

                        If amended report check here: [x]

Name of Institutional Investment Manager:  FAYEZ SAROFIM

Business Address:

Street:   Two Houston Center, Suite 2907
City:     Houston                           State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Fayez Sarofim, (713) 654-4484

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 13th day of February, 2009.

                                     FAYEZ SAROFIM
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

           NAME                                          13F File Number
           ----                                          ---------------

        1. Fayez Sarofim & Co.                              28 - 133

        2. Sarofim Trust Co.                                28 - 960

        3. Sarofim International Management Company         28 - 5074

Fayez Sarofim is deemed to exercise investment discretion over $100,000,000 worth of Section 13(f) securities because he is the majority shareholder of Fayez Sarofim & Co., a Texas Business Corporation and a registered investment adviser, which exercises investment discretion over more than $100,000,000 worth of Section 13(f) securities. The report filed herewith covers Section 13(f) securities over which Mr. Sarofim exercises investment discretion for the account of other persons (such investment discretion is shared with co-trustees who are not managers on whose behalf this report is being filed), Section
13(f) securities over which Fayez Sarofim & Co. exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim), Section 13(f) securities over which Sarofim Trust Co., a wholly-owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.), and
Section 13(f) securities over which Sarofim International Management Company, a wholly- owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.).

Mr. Sarofim is filing Form 13F on behalf of Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company to report investment discretion over Section 13(f) securities exercised by Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company at December 31, 2008.


                             INFORMATION STATEMENT

     The Dreyfus Corporation is filing the report required of institutional investment managers pursuant to Section 13(f) of the Securities Exchange Act of 1934 and rules thereunder on behalf of Fayez Sarofim & Co. with respect to those securities owned beneficiary by the following registered investment companies:

                    Dreyfus Appreciation Fund, Inc.
                    Dreyfus Variable Investment Fund
                     Capital Appreciation Portfolio
                    Dreyfus Premier Worldwide Growth Fund, Inc.
                    Dreyfus Premier Tax Managed Growth Fund, Inc.
                    Dreyfus Premier Core Equity Fund, Inc.

                                                                   File # 28-133

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                  EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

             Report for the Calendar Quarter Ended December 31, 2008

-------------------------------------------------------------------------------

                       If amended report check here: [x]

Name of Institutional Investment Manager:  FAYEZ SAROFIM & CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                             State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 13th day of February, 2009.

                                     FAYEZ SAROFIM & CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                13F File Number
            ----                                                ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Fayez
            Sarofim & Co., to report investment discretion over
            Section 13(f) securities exercised by Fayez Sarofim & Co. at December 31, 2008.

                                                                   File # 28-960

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

             Report for the Calendar Quarter Ended December 31, 2008

                       If amended report check here: [x]

Name of Institutional Investment Manager:  SAROFIM TRUST CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                            State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 13th day of February, 2009.

                                     SAROFIM TRUST CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                 13F File Number
            ----                                                 ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at December 31, 2008.

                                                                  File # 28-5074

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

             Report for the Calendar Quarter Ended December 31, 2008


                       If amended report check here: [x]

Name of Institutional Investment Manager: SAROFIM INTERNATIONAL MANAGEMENT
                                           COMPANY

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                           State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 13th day of February, 2009.

                                     SAROFIM INTERNATIONAL MANAGEMENT COMPANY
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                               13F File Number
            ----                                               ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at December 31, 2008.

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd. ADR          COMMON  000375204     54,583,340  3,636,465          3,636,465                  1          3,002,989   633,476
ABB Ltd. ADR          COMMON  000375204        458,030     30,515             30,515             1., 2.             24,615     5,900
ABB Ltd. ADR          COMMON  000375204         81,805      5,450              5,450             1., 3.                        5,450
AT&T Inc.             COMMON  00206R102      8,211,449    288,121            288,121                  1            224,992    63,129
AT&T Inc.             COMMON  00206R102      1,538,687     53,989             53,989             1., 2.             53,989
AT&T Inc.             COMMON  00206R102      2,756,777     96,729             96,729             1., 3.             96,318       411
AT&T Inc.             COMMON  00206R102          5,700        200                         200      None                200
Abbott Laboratories   COMMON  002824100    308,988,099  5,789,547          5,789,547                  1          4,895,199   894,348
Abbott Laboratories   COMMON  002824100      3,634,604     68,102             68,102             1., 2.             43,962    24,140
Abbott Laboratories   COMMON  002824100     23,053,385    431,954            431,954             1., 3.            271,000   160,954
Acuity Brands Inc     COMMON  00508Y102        216,023      6,188              6,188                  1                        6,188
Air Products &
Chemicals             COMMON  009158106        225,662      4,489              4,489                  1              3,979       510
Alamo Group Inc       COMMON  011311107      2,264,925    151,500            151,500             1., 3.            151,500
Alcoa Inc             COMMON  013817101        298,255     26,488             26,488                  1              6,488    20,000
Allegheny
Technologies          COMMON  01741R102        833,146     32,634             32,634                  1             32,625         9
Allergan Inc          COMMON  018490102        299,699      7,433              7,433                  1              7,433
Allergan Inc          COMMON  018490102         32,256        800                800             1., 2.                800
Altria Group Inc.     COMMON  02209S103    229,884,293 15,264,561         15,264,561                  1         11,896,431 3,368,130
Altria Group Inc.     COMMON  02209S103      5,928,940    393,688            393,688             1., 2.            328,951    64,737
Altria Group Inc.     COMMON  02209S103    116,011,578  7,703,292          7,703,292             1., 3.          7,015,000   688,292
Altria Group Inc.     COMMON  02209S103        948,539     62,984  6,984               56,000      None  6,984      56,000
American Ecology Corp COMMON  025533407        376,541     18,613             18,613                  1             15,721     2,892
American Ecology Corp COMMON  025533407          8,921        441                441             1., 2.                441
American Ecology Corp COMMON  025533407        238,390     11,784             11,784             1., 3.             11,784
                                        --------------
COLUMN TOTALS                              760,879,044

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
American Express Co   COMMON  025816109     65,119,237  3,510,471          3,510,471                  1          2,904,438   606,033
American Express Co   COMMON  025816109        555,851     29,965             29,965             1., 2.             13,305    16,660
American Express Co   COMMON  025816109      5,023,451    270,806            270,806             1., 3.            185,000    85,806
American Express Co   COMMON  025816109         22,260      1,200  1,200                           None  1,200
American Intl
Group Inc             COMMON  026874107        131,894     84,009             84,009                  1             76,895     7,114
American Intl
Group Inc             COMMON  026874107      2,785,103  1,773,951          1,773,951             1., 3.          1,773,951
American Intl
Group Inc             COMMON  026874107         12,769      8,133  1,185                6,948      None  1,185       6,948
American
National Ins Co       COMMON  028591105        213,301      2,893              2,893                  1                 40     2,853
Ameriprise
Financial Inc.        COMMON  03076C106     36,452,761  1,560,478          1,560,478                  1          1,329,176   231,302
Ameriprise
Financial Inc.        COMMON  03076C106        296,088     12,675             12,675             1., 2.              5,835     6,840
Ameriprise
Financial Inc.        COMMON  03076C106      3,087,842    132,185            132,185             1., 3.             77,000    55,185
Ameriprise
Financial Inc.        COMMON  03076C106          5,606        240    240                           None    240
Anadarko
Petroleum Corp        COMMON  032511107        561,442     14,564             14,564                  1             12,400     2,164
Apache Corp           COMMON  037411105        588,056      7,890              7,890                  1              7,014       876
Apple Inc.            COMMON  037833100    139,326,023  1,632,408          1,632,408                  1          1,421,740   210,668
Apple Inc.            COMMON  037833100        815,093      9,550              9,550             1., 2.              6,320     3,230
Apple Inc.            COMMON  037833100      5,433,381     63,660             63,660             1., 3.             20,000    43,660
Automatic Data
Processing            COMMON  053015103    138,162,021  3,511,999          3,511,999                  1          2,866,049   645,950
Automatic Data
Processing            COMMON  053015103      1,422,534     36,160             36,160             1., 2.             25,835    10,325
Automatic Data
Processing            COMMON  053015103     11,040,338    280,639            280,639             1., 3.            210,000    70,639
Automatic Data
Processing            COMMON  053015103         87,886      2,234    800                1,434      None    800       1,434
BP Plc ADR            COMMON  055622104     58,825,778  1,258,575          1,258,575                  1            800,555   458,020
BP Plc ADR            COMMON  055622104      1,640,527     35,099             35,099             1., 2.             23,919    11,180
BP Plc ADR            COMMON  055622104     29,163,657    623,955            623,955             1., 3.            571,698    52,257
BP Plc ADR            COMMON  055622104        579,015     12,388  2,260               10,128      None  2,260      10,128
Bancshares Inc        COMMON  059764100        213,125      1,280              1,280                  1              1,280
                                        --------------
COLUMN TOTALS                              501,565,039

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Bank America Corp     COMMON  060505104     80,611,998  5,725,284          5,725,284                  1          4,656,760 1,068,524
Bank America Corp     COMMON  060505104      1,001,764     71,148             71,148             1., 2.             43,570    27,578
Bank America Corp     COMMON  060505104     11,950,442    848,753            848,753             1., 3.            666,000   182,753
Bank America Corp     COMMON  060505104        146,432     10,400  2,200                8,200      None  2,200       8,200
Bank of New York
Mellon Corp.          COMMON  064058100        659,097     23,265             23,265                  1             11,304    11,961
Bank of New York
Mellon Corp.          COMMON  064058100      2,977,823    105,112            105,112             1., 2.            105,112
Bank of New York
Mellon Corp.          COMMON  064058100    206,477,766  7,288,308          7,288,308             1., 3.          7,288,308
Baxter International
Inc                   COMMON  071813109      1,472,921     27,485             27,485                  1             27,485
Becton Dickinson      COMMON  075887109        321,433      4,700              4,700                  1              4,500       200
Berkshire
Hathaway Cl A         COMMON  084670108     38,060,400        394                394                  1                282       112
Berkshire
Hathaway Cl A         COMMON  084670108      1,835,400         19                 19             1., 2.                 13         6
Berkshire
Hathaway Cl A         COMMON  084670108     10,336,200        107                107             1., 3.                 60        47
Berkshire
Hathaway Cl B         COMMON  084670207      4,017,500      1,250              1,250                  1                695       555
Berkshire
Hathaway Cl B         COMMON  084670207         70,708         22                 22             1., 2.                  1        21
Berkshire
Hathaway Cl B         COMMON  084670207         70,708         22                 22             1., 3.                           22
Boeing Co             COMMON  097023105        371,016      8,695              8,695                  1              4,037     4,658
Boeing Co             COMMON  097023105        158,903      3,724              3,724             1., 2.              3,424       300
Bristol-Myers
Squibb Co             COMMON  110122108        858,855     36,940             36,940                  1             14,781    22,159
Bristol-Myers
Squibb Co             COMMON  110122108        127,875      5,500              5,500             1., 2.                        5,500
Bristol-Myers
Squibb Co             COMMON  110122108         15,345        660                660             1., 3.                          660
Broadridge Financial
Solutions             COMMON  11133T103        510,940     40,745             40,745                  1             28,003    12,742
                                        --------------
COLUMN TOTALS                              362,053,526

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Broadridge Financial
Solutions             COMMON  11133T103          8,715        695                695             1., 2.                195       500
Broadridge Financial
Solutions             COMMON  11133T103        692,208     55,200             55,200             1., 3.             52,500     2,700
Broadridge Financial
Solutions             COMMON  11133T103          6,508        519    200                  319      None    200         319
Burlington Northern
Santa Fe Corp         COMMON  12189T104        669,352      8,841              8,841                  1              6,647     2,194
CLECO Corp (new)      COMMON  12561W105      1,202,730     52,682             52,682                  1             40,354    12,328
CSX Corp              COMMON  126408103        261,773      8,062              8,062                  1                 62     8,000
Camden Property
Trust                 COMMON  133131102        470,100     15,000             15,000                  1             15,000
Campbell Soup Co      COMMON  134429109        586,696     19,550             19,550                  1                       19,550
Caterpillar Inc       COMMON  149123101    112,280,715  2,513,560          2,513,560                  1          2,007,770   505,790
Caterpillar Inc       COMMON  149123101      1,249,197     27,965             27,965             1., 2.             16,940    11,025
Caterpillar Inc       COMMON  149123101      9,513,370    212,970            212,970             1., 3.            125,000    87,970
Caterpillar Inc       COMMON  149123101         35,736        800    800                           None    800
CenturyTel Inc        COMMON  156700106        248,976      9,110              9,110                  1              9,110
Chevron Corp.         COMMON  166764100    469,286,135  6,344,277          6,344,277                  1          5,206,141 1,138,136
Chevron Corp.         COMMON  166764100     10,395,892    140,542            140,542             1., 2.            113,042    27,500
Chevron Corp.         COMMON  166764100    181,336,715  2,451,490          2,451,490             1., 3.          2,250,620   200,870
Chevron Corp.         COMMON  166764100      1,111,029     15,020  2,460               12,560      None  2,460      12,560
Cisco Systems Inc     COMMON  17275R102    126,306,011  7,748,835          7,748,835                  1          6,455,627 1,293,208
Cisco Systems Inc     COMMON  17275R102      1,218,344     74,745             74,745             1., 2.             45,185    29,560
Cisco Systems Inc     COMMON  17275R102      8,826,532    541,505            541,505             1., 3.            310,500   231,005
Cisco Systems Inc     COMMON  17275R102         12,225        750                         750      None                750
Citigroup Inc         COMMON  172967101     19,127,899  2,850,656          2,850,656                  1          2,274,940   575,716
                                        --------------
COLUMN TOTALS                              944,846,858

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc         COMMON  172967101        513,248     76,490             76,490             1., 2.             36,469    40,021
Citigroup Inc         COMMON  172967101      4,138,909    616,827            616,827             1., 3.            379,933   236,894
Citigroup Inc         COMMON  172967101        158,430     23,611  4,070               19,541      None  4,070      19,541
Clean Energy
Fuels Corp.           COMMON  184499101        241,600     40,000             40,000                  1                       40,000
Coach Inc             COMMON  189754104      2,917,977    140,490            140,490                  1             72,258    68,232
Coca-Cola Co          COMMON  191216100    634,162,489 14,008,449         14,008,449                  1         11,153,080 2,855,369
Coca-Cola Co          COMMON  191216100     16,027,655    354,046            354,046             1., 2.            307,774    46,272
Coca-Cola Co          COMMON  191216100    256,652,335  5,669,369          5,669,369             1., 3.          5,104,880   564,489
Coca-Cola Co          COMMON  191216100      2,233,622     49,340  4,540               44,800      None  4,540      44,800
Coca Cola
Hellenic Bttlg        COMMON  1912EP104        723,000     50,000             50,000                  1                       50,000
Colgate Palmolive Co  COMMON  194162103      1,146,419     16,726             16,726                  1              3,355    13,371
Colgate Palmolive Co  COMMON  194162103          1,714         25                 25             1., 2.                 25
Complete Production
Services              COMMON  20453E109      1,157,463    142,020            142,020                  1            142,020
ConocoPhillips        COMMON  20825C104    340,043,131  6,564,539          6,564,539                  1          5,463,921 1,100,618
ConocoPhillips        COMMON  20825C104      3,356,122     64,790             64,790             1., 2.             41,870    22,920
ConocoPhillips        COMMON  20825C104     50,035,692    965,940            965,940             1., 3.            775,000   190,940
ConocoPhillips        COMMON  20825C104        528,360     10,200  2,000                8,200      None  2,000       8,200
Corning Inc           COMMON  219350105     27,917,280  2,929,410          2,929,410                  1          2,517,613   411,797
Corning Inc           COMMON  219350105        142,855     14,990             14,990             1., 2.             13,990     1,000
Corning Inc           COMMON  219350105        557,743     58,525             58,525             1., 3.                       58,525
Curtiss-Wright Corp   COMMON  231561101      1,743,425     52,214             52,214                  1             48,622     3,592
Curtiss-Wright Corp   COMMON  231561101      1,860,891     55,732             55,732             1., 3.             55,732
Del Monte Foods Co    COMMON  24522P103          2,849        399                399                  1                          399
Del Monte Foods Co    COMMON  24522P103         95,662     13,398             13,398             1., 2.             13,398
                                        --------------
COLUMN TOTALS                            1,346,358,871

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co    COMMON  24522P103      1,339,264    187,572            187,572             1., 3.            187,572
Diageo PLC
Sponsored ADR         COMMON  25243Q205      4,812,119     84,810             84,810                  1             32,950    51,860
Diageo PLC
Sponsored ADR         COMMON  25243Q205         73,762      1,300              1,300             1., 2.                800       500
Diageo PLC
Sponsored ADR         COMMON  25243Q205         28,370        500                         500      None                500
Disney (Walt) Co      COMMON  254687106      3,962,695    174,645            174,645                  1            102,300    72,345
Disney (Walt) Co      COMMON  254687106          1,702         75                 75             1., 2.                 75
Disney (Walt) Co      COMMON  254687106        385,730     17,000             17,000             1., 3.                       17,000
Dominion
Resources Inc         COMMON  25746U109        593,869     16,570             16,570                  1             13,340     3,230
Dow Chemical Co       COMMON  260543103        151,111     10,014             10,014                  1              2,389     7,625
Dreyfus Appreciation
Fund                  COMMON  261970107      3,016,012    106,837            106,837                  1            106,074       763
Dreyfus Premier
Core Equ-ity Fund     COMMON  261978217      2,579,119    219,686            219,686                  1            219,686
Dreyfus Premier
Tax Managed Growth
Fund-Class            COMMON  261978381      1,177,374     87,407             87,407                  1             87,407
Dreyfus Premier
Worldwide Growth
Fund-Class A          COMMON  261989107      2,831,308     90,112             90,112                  1             90,112
Dreyfus Premier
Int'l Small Cap
Fund  Class C         COMMON  26201F801        163,153     21,052             21,052                  1             21,052
DuPont E I de Nemours COMMON  263534109        980,476     38,754             38,754                  1             35,948     2,806
Duke Energy
Corporation           COMMON  26441C105        472,185     31,458             31,458                  1             30,552       906
EMC Corp              COMMON  268648102         55,292      5,281              5,281                  1              4,040     1,241
EMC Corp              COMMON  268648102         53,921      5,150              5,150             1., 2.                        5,150
Exco Resources Inc.   COMMON  269279402        906,000    100,000            100,000                  1                      100,000
                                        --------------
COLUMN TOTALS                               23,583,462

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Eastern Industries
Holdings Inc.         COMMON  276534104        462,359     57,579             57,579                  1             57,579
Eaton Vance Corp
(non-voting)          COMMON  278265103     19,665,360    936,000            936,000             1., 2.            936,000
Eaton Vance Corp
(non-voting)          COMMON  278265103     88,746,240  4,224,000          4,224,000             1., 3.          4,224,000
Emerson Electric Co.  COMMON  291011104    211,200,752  5,768,936          5,768,936                  1          4,777,697   991,239
Emerson Electric Co.  COMMON  291011104      2,766,805     75,575             75,575             1., 2.             50,541    25,034
Emerson Electric Co.  COMMON  291011104     14,328,349    391,378            391,378             1., 3.            246,200   145,178
Emerson Electric Co.  COMMON  291011104        336,812      9,200  1,200                8,000      None  1,200       8,000
Encana Corp.          COMMON  292505104        303,514      6,530              6,530                  1              6,530
Encana Corp.          COMMON  292505104         27,888        600                600             1., 2.                          600
Encore Bancshares
Inc.                  COMMON  29255V201      1,989,636    180,876            180,876             1., 3.            180,876
Energy Transfer
Partners L.P.         COMMON  29273R109      2,227,655     65,500             65,500                  1             65,000       500
Entergy Corp          COMMON  29364G103     49,761,377    598,597            598,597                  1            522,576    76,021
Entergy Corp          COMMON  29364G103        443,914      5,340              5,340             1., 2.              3,945     1,395
Entergy Corp          COMMON  29364G103          4,988         60                 60             1., 3.                           60
Enterprise GP
Holdings, LP          COMMON  293716106      2,426,692    139,225            139,225                  1             44,275    94,950
Enterprise GP
Holdings, LP          COMMON  293716106        222,233     12,750             12,750             1., 2.              8,750     4,000
Enterprise Products
Partners, LP          COMMON  293792107     92,751,710  4,474,274          4,474,274                  1          3,548,239   926,035
Enterprise Products
Partners, LP          COMMON  293792107        335,826     16,200             16,200             1., 2.              1,000    15,200
                                        --------------
COLUMN TOTALS                              488,002,110

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Equitable Resources
Inc                   COMMON  294549100        242,231      7,220              7,220                  1                        7,220
Exelon Corp           COMMON  30161N101     44,144,172    793,817            793,817                  1            686,771   107,046
Exelon Corp           COMMON  30161N101        418,187      7,520              7,520             1., 2.              5,435     2,085
Exelon Corp           COMMON  30161N101          4,449         80                 80             1., 3.                           80
Exxon Mobil Corp      COMMON  30231G102  1,228,601,892 15,390,228         15,390,228                  1         12,284,135 3,106,093
Exxon Mobil Corp      COMMON  30231G102     28,430,471    356,138            356,138             1., 2.            286,755    69,383
Exxon Mobil Corp      COMMON  30231G102    368,669,469  4,618,182          4,618,182             1., 3.          4,124,160   494,022
Exxon Mobil Corp      COMMON  30231G102      5,026,735     62,968  7,904               55,064      None  7,904      55,064
FPL Group Inc         COMMON  302571104        503,803     10,010             10,010                  1              4,160     5,850
FPL Group Inc         COMMON  302571104         20,132        400                400             1., 2.                400
Finning Int'l Inc.    COMMON  318071404      1,368,000     96,000             96,000                  1                       96,000
Fluor Corp            COMMON  343412102     60,518,380  1,348,749          1,348,749                  1          1,151,026   197,723
Fluor Corp            COMMON  343412102        451,168     10,055             10,055             1., 2.              7,455     2,600
Fluor Corp            COMMON  343412102      3,603,061     80,300             80,300             1., 3.             50,000    30,300
Fomento Economico
Mexicano SAB de
CV Sponso ADR         COMMON  344419106     68,269,639  2,265,836          2,265,836                  1          1,746,887   518,949
Fomento Economico
Mexicano SAB de
CV Sponso ADR         COMMON  344419106        965,215     32,035             32,035             1., 2.             15,495    16,540
Fomento Economico
Mexicano SAB de
CV Sponso ADR         COMMON  344419106        781,120     25,925             25,925             1., 3.                       25,925
Fomento Economico
Mexicano SAB de
CV Sponso ADR         COMMON  344419106         39,169      1,300  1,200                  100      None  1,200         100
Ford Motor Company    COMMON  345370860         27,164     11,862             11,862                  1             11,862
                                        --------------
COLUMN TOTALS                            1,812,084,457

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Fortress
Investment Group      COMMON  34958B106         62,000     62,000             62,000                  1                       62,000
Franklin
Resources Inc         COMMON  354613101     31,394,302    492,228            492,228                  1            422,592    69,636
Franklin
Resources Inc         COMMON  354613101        160,726      2,520              2,520             1., 2.              1,925       595
Franklin
Resources Inc         COMMON  354613101     11,326,308    177,584            177,584             1., 3.            157,849    19,735
Freeport McMoRan
Copper & Gold Inc
(Class B)             COMMON  35671D857     20,175,882    825,527            825,527                  1            647,605   177,922
Freeport McMoRan
Copper & Gold Inc
(Class B)             COMMON  35671D857        356,213     14,575             14,575             1., 2.              8,585     5,990
Freeport McMoRan
Copper & Gold Inc
(Class B)             COMMON  35671D857      2,147,298     87,860             87,860             1., 3.             24,000    63,860
Freeport McMoRan
Copper & Gold Inc
(Class B)             COMMON  35671D857         12,220        500                         500      None                500
Genentech Inc         COMMON  368710406        268,463      3,238              3,238                  1              1,238     2,000
General Dynamics Corp COMMON  369550108     83,954,472  1,457,796          1,457,796                  1          1,203,890   253,906
General Dynamics Corp COMMON  369550108        873,640     15,170             15,170             1., 2.              9,380     5,790
General Dynamics Corp COMMON  369550108      6,552,014    113,770            113,770             1., 3.             50,000    63,770
General Dynamics Corp COMMON  369550108         17,853        310                         310      None                310
General Electric Co   COMMON  369604103    320,436,613 19,780,038         19,780,038                  1         15,802,609 3,977,429
General Electric Co   COMMON  369604103      6,905,566    426,270            426,270             1., 2.            356,637    69,633
General Electric Co   COMMON  369604103     40,170,184  2,479,641          2,479,641             1., 3.          1,927,600   552,041
General Electric Co   COMMON  369604103      1,184,868     73,140  6,940               66,200      None  6,940      66,200
General Growth
Properties            COMMON  370021107         22,467     17,416             17,416                  1                       17,416
General Mills Inc     COMMON  370334104      1,463,771     24,095             24,095                  1              4,680    19,415
GlaxoSmithKline
PLC ADR               COMMON  37733W105        482,796     12,954             12,954                  1              8,676     4,278
GlaxoSmithKline
PLC ADR               COMMON  37733W105         47,147      1,265              1,265             1., 2.              1,265
Goldman Sachs
Group Inc             COMMON  38141G104        229,710      2,722              2,722                  1              1,742       980
                                        --------------
COLUMN TOTALS                              528,244,513

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Google Inc.           COMMON  38259P508        405,483      1,318              1,318                  1              1,276        42
GPS Industries Inc.   COMMON  383870102          6,354    577,664            577,664                  1            577,664
Greatbatch Inc.       COMMON  39153L106      1,323,000     50,000             50,000                  1                       50,000
Groupe Danone ADR     COMMON  399449107      8,921,373    743,200            743,200                  1            672,800    70,400
HSBC Holdings plc Ltd
ADR Sponsored ADR     COMMON  404280406    132,393,236  2,720,223          2,720,223                  1          2,142,236   577,987
HSBC Holdings plc Ltd
ADR Sponsored ADR     COMMON  404280406      1,847,270     37,955             37,955             1., 2.             25,015    12,940
HSBC Holdings plc Ltd
ADR Sponsored ADR     COMMON  404280406     43,360,590    890,910            890,910             1., 3.            844,800    46,110
HSBC Holdings plc Ltd
ADR Sponsored ADR     COMMON  404280406        114,131      2,345  1,600                  745      None  1,600         745
Halliburton Co        COMMON  406216101     87,726,222  4,825,425          4,825,425                  1          4,063,719   761,706
Halliburton Co        COMMON  406216101        773,759     42,561             42,561             1., 2.             23,231    19,330
Halliburton Co        COMMON  406216101      5,982,493    329,070            329,070             1., 3.            200,000   129,070
Halliburton Co        COMMON  406216101         29,088      1,600  1,600                           None  1,600
Heinz (H. J.) Co      COMMON  423074103      1,607,174     42,744             42,744                  1             39,522     3,222
Heinz (H. J.) Co      COMMON  423074103      1,128,000     30,000             30,000             1., 2.             30,000
Heinz (H. J.) Co      COMMON  423074103     15,792,000    420,000            420,000             1., 3.            420,000
Hess Corporation      COMMON  42809H107      1,338,908     24,961             24,961                  1              4,312    20,649
Hess Corporation      COMMON  42809H107         80,460      1,500              1,500             1., 2.              1,500
Hess Corporation      COMMON  42809H107         37,548        700                700             1., 3.                          700
Hewlett-Packard Co    COMMON  428236103        444,625     12,252             12,252                  1              6,599     5,653
Home Depot Inc        COMMON  437076102     26,705,969  1,160,120          1,160,120                  1            957,744   202,376
Home Depot Inc        COMMON  437076102        780,196     33,892             33,892             1., 2.             26,540     7,352
                                        --------------
COLUMN TOTALS                              330,797,879

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc        COMMON  437076102      4,772,046    207,300            207,300             1., 3.            170,000    37,300
Home Depot Inc        COMMON  437076102         27,624      1,200  1,200                           None  1,200
Honeywell Int'l Inc   COMMON  438516106      5,924,929    180,473            180,473                  1            167,900    12,573
Honeywell Int'l Inc   COMMON  438516106          3,283        100                100             1., 2.                          100
Imperial Oil Ltd      COMMON  453038408      3,001,080     89,000             89,000                  1             36,700    52,300
Imperial Oil Ltd      COMMON  453038408         84,300      2,500              2,500             1., 2.                        2,500
Imperial Oil Ltd      COMMON  453038408      2,296,332     68,100             68,100             1., 3.                       68,100
Intel Corporation     COMMON  458140100    286,815,521 19,564,497         19,564,497                  1         16,177,241 3,387,255
Intel Corporation     COMMON  458140100      3,279,955    223,735            223,735             1., 2.            133,520    90,215
Intel Corporation     COMMON  458140100     24,567,155  1,675,795          1,675,795             1., 3.            917,600   758,195
Intel Corporation     COMMON  458140100        429,831     29,320  4,940               24,380      None  4,940      24,380
Intl Business
Machines              COMMON  459200101      1,130,100     13,428             13,428                  1             10,291     3,137
Intl Business
Machines              COMMON  459200101          4,208         50                 50             1., 2.                 50
Intl Business
Machines              COMMON  459200101        168,320      2,000                       2,000      None              2,000
Intuitive
Surgical Inc.         COMMON  46120E602     18,014,928    141,861            141,861                  1            118,245    23,616
Intuitive
Surgical Inc.         COMMON  46120E602        119,117        938                938             1., 2.                593       345
Intuitive
Surgical Inc.         COMMON  46120E602        757,749      5,967              5,967             1., 3.                        5,967
JPMorgan Chase & Co.  COMMON  46625H100    145,639,400  4,619,074          4,619,074                  1          3,804,016   815,058
JPMorgan Chase & Co.  COMMON  46625H100      5,735,674    181,912            181,912             1., 2.            157,546    24,366
JPMorgan Chase & Co.  COMMON  46625H100     16,954,753    537,734            537,734             1., 3.            377,950   159,784
JPMorgan Chase & Co.  COMMON  46625H100        269,582      8,550  1,600                6,950      None  1,600       6,950
Johnson & Johnson     COMMON  478160104    476,623,678  7,966,299          7,966,299                  1          6,453,279 1,513,020
Johnson & Johnson     COMMON  478160104      7,377,577    123,309            123,309             1., 2.             88,289    35,020
Johnson & Johnson     COMMON  478160104     30,995,051    518,052            518,052             1., 3.            300,800   217,252
Johnson & Johnson     COMMON  478160104      1,111,641     18,580  2,580               16,000      None  2,580      16,000
Kellogg Co            COMMON  487836108     23,149,204    527,918            527,918                  1            344,374   183,544
Kellogg Co            COMMON  487836108      3,855,555     87,926             87,926             1., 2.             84,946     2,980
                                        --------------
COLUMN TOTALS                            1,063,108,593

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Kellogg Co            COMMON  487836108     23,394,414    533,510            533,510             1., 3.            525,760     7,750
Kellogg Co            COMMON  487836108        271,870      6,200                       6,200      None              6,200
Kenrich-Eskay
Mining Corp (Cdn)     COMMON  490017100          7,000     10,000             10,000                  1             10,000
Kinder Morgan
Energy Partners L.P.  COMMON  494550106    216,186,181  4,725,381          4,725,381                  1          3,777,863   947,518
Kinder Morgan
Energy Partners L.P.  COMMON  494550106      2,003,850     43,800             43,800             1., 2.             11,800    32,000
Kirby Corp            COMMON  497266106        547,200     20,000             20,000                  1                       20,000
Kraft Foods Inc       COMMON  50075N104     70,021,287  2,607,869          2,607,869                  1          1,656,779   951,090
Kraft Foods Inc       COMMON  50075N104      5,231,508    194,842            194,842             1., 2.            177,598    17,244
Kraft Foods Inc       COMMON  50075N104    113,656,856  4,233,030          4,233,030             1., 3.          4,231,725     1,305
Kraft Foods Inc       COMMON  50075N104      1,155,329     43,029  4,480               38,549      None  4,480      38,549
L'Oreal Co ADR
Unsponsored           COMMON  502117203        346,388     20,000             20,000                  1                       20,000
LTWC Corporation      COMMON  502386105              4     18,468             18,468                  1                       18,468
Landry's
Restaurants Inc.      COMMON  51508L103        116,000     10,000             10,000                  1                       10,000
Lauder (Estee)
Co Cl A               COMMON  518439104     67,104,190  2,167,448          2,167,448                  1          1,877,410   290,038
Lauder (Estee)
Co Cl A               COMMON  518439104        414,090     13,375             13,375             1., 2.             10,250     3,125
Lauder (Estee)
Co Cl A               COMMON  518439104      5,310,414    171,525            171,525             1., 3.            126,700    44,825
Lauder (Estee)
Co Cl A               COMMON  518439104         24,768        800    800                           None    800
Leggett & Platt Inc   COMMON  524660107      1,215,200     80,000             80,000             1., 3.             80,000
                                        --------------
COLUMN TOTALS                              507,006,549

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-
Interactive Ser A     COMMON  53071M104         83,010     26,606             26,606                  1             10,662    15,944
Liberty Media Corp.-
Interactive Ser A     COMMON  53071M104          3,666      1,175              1,175             1., 2.                        1,175
Liberty Media Corp-
Entertainment
Ser A (Tracking
Stock)                COMMON  53071M500        371,985     21,281             21,281                  1              8,528    12,753
Eli Lilly & Co        COMMON  532457108     48,595,702  1,206,747          1,206,747                  1            996,467   210,280
Eli Lilly & Co        COMMON  532457108        801,574     19,905             19,905             1., 2.             10,455     9,450
Eli Lilly & Co        COMMON  532457108      1,587,443     39,420             39,420             1., 3.                       39,420
Eli Lilly & Co        COMMON  532457108         77,318      1,920                       1,920      None              1,920
Lincoln
Electric Hldgs        COMMON  533900106      5,266,162    103,400            103,400             1., 3.            103,400
Lowe's Cos Inc        COMMON  548661107      3,661,499    170,144            170,144                  1            156,064    14,080
Lowe's Cos Inc        COMMON  548661107         45,192      2,100              2,100             1., 2.              1,650       450
Lowe's Cos Inc        COMMON  548661107          2,152        100                100             1., 3.                          100
Marsh & McLennan Cos,
Inc                   COMMON  571748102        491,273     20,242             20,242                  1             18,496     1,746
Marsh & McLennan Cos,
Inc                   COMMON  571748102         29,124      1,200              1,200             1., 2.                        1,200
Marsh & McLennan Cos,
Inc                   COMMON  571748102        339,780     14,000                      14,000      None             14,000
McDermott Intl Inc    COMMON  580037109      9,101,713    921,226            921,226                  1            675,425   245,801
McDermott Intl Inc    COMMON  580037109         74,100      7,500              7,500             1., 2.              5,585     1,915
McDermott Intl Inc    COMMON  580037109        473,005     47,875             47,875             1., 3.                       47,875
McDonalds Corp        COMMON  580135101    232,579,229  3,739,817          3,739,817                  1          3,085,854   653,963
McDonalds Corp        COMMON  580135101      3,096,440     49,790             49,790             1., 2.             30,620    19,170
McDonalds Corp        COMMON  580135101     17,802,323    286,257            286,257             1., 3.            139,300   146,957
McDonalds Corp        COMMON  580135101        447,768      7,200                       7,200      None              7,200
McGraw-Hill Inc       COMMON  580645109    139,077,417  5,997,301          5,997,301                  1          5,035,999   961,302
                                        --------------
COLUMN TOTALS                              464,007,875

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Inc       COMMON  580645109      1,728,055     74,517             74,517             1., 2.             47,143    27,374
McGraw-Hill Inc       COMMON  580645109     10,133,844    436,992            436,992             1., 3.            244,600   192,392
McGraw-Hill Inc       COMMON  580645109         74,208      3,200  3,200                           None  3,200
Medco Health
Solutions Inc.        COMMON  58405U102      1,524,812     36,383             36,383                  1             30,372     6,011
Medco Health
Solutions Inc.        COMMON  58405U102        751,027     17,920             17,920             1., 2.             17,366       554
Medco Health
Solutions Inc.        COMMON  58405U102     17,771,516    424,040            424,040             1., 3.            424,028        12
Medco Health
Solutions Inc.        COMMON  58405U102        232,433      5,546                       5,546      None              5,546
Medtronic Inc         COMMON  585055106     73,849,160  2,350,387          2,350,387                  1          1,959,516   390,871
Medtronic Inc         COMMON  585055106        640,025     20,370             20,370             1., 2.             11,560     8,810
Medtronic Inc         COMMON  585055106      5,118,161    162,895            162,895             1., 3.            100,000    62,895
Merck & Co Inc        COMMON  589331107    140,969,455  4,637,153          4,637,153                  1          3,665,340   971,813
Merck & Co Inc        COMMON  589331107      4,317,378    142,019            142,019             1., 2.            118,819    23,200
Merck & Co Inc        COMMON  589331107     62,771,014  2,064,836          2,064,836             1., 3.          1,938,600   126,236
Merck & Co Inc        COMMON  589331107        823,232     27,080  1,280               25,800      None  1,280      25,800
Merrill Lynch &
Co Inc                COMMON  590188108      7,946,240    682,667            682,667                  1            559,579   123,088
Merrill Lynch &
Co Inc                COMMON  590188108        122,511     10,525             10,525             1., 2.              4,825     5,700
Merrill Lynch &
Co Inc                COMMON  590188108      1,872,294    160,850            160,850             1., 3.            100,000    60,850
Merrill Lynch &
Co Inc                COMMON  590188108          9,312        800    800                           None    800
Mesa Offshore
Trust UBI             COMMON  590650107         35,000    100,000            100,000                  1                      100,000
Mesa Royalty Trust    COMMON  590660106        359,892      9,000              9,000             1., 3.              9,000
MetLife Inc           COMMON  59156R108        381,717     10,950             10,950                  1             10,000       950
MetLife Inc           COMMON  59156R108          5,578        160    160                           None    160
Microsoft Corp        COMMON  594918104    213,252,895 10,969,799         10,969,799                  1          9,562,646 1,407,153
                                        --------------
COLUMN TOTALS                              544,689,759

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp        COMMON  594918104      2,841,448    146,165            146,165             1., 2.            116,645    29,520
Microsoft Corp        COMMON  594918104      7,144,667    367,524            367,524             1., 3.            194,800   172,724
Microsoft Corp        COMMON  594918104         62,986      3,240  3,240                           None  3,240
Microchip
Technology Inc.       COMMON  595017104     24,274,492  1,242,934          1,242,934                  1          1,067,119   175,815
Microchip
Technology Inc.       COMMON  595017104         90,424      4,630              4,630             1., 2.              3,350     1,280
Microchip
Technology Inc.       COMMON  595017104            195         10                 10             1., 3.                           10
National Coal Corp.   COMMON  632381208         63,500     50,000             50,000                  1                       50,000
National Coal Corp.   COMMON  632381208      1,133,475    892,500            892,500             1., 3.            892,500
National
Oilwell Varco Inc     COMMON  637071101     20,421,722    835,586            835,586                  1            714,651   120,935
National
Oilwell Varco Inc     COMMON  637071101         80,774      3,305              3,305             1., 2.              1,255     2,050
National
Oilwell Varco Inc     COMMON  637071101        352,669     14,430             14,430             1., 3.                       14,430
News Corp Class A
(Limited Voting)      COMMON  65248E104     83,592,317  9,196,075          9,196,075                  1          7,753,312 1,442,763
News Corp Class A
(Limited Voting)      COMMON  65248E104        715,001     78,658             78,658             1., 2.             40,408    38,250
News Corp Class A
(Limited Voting)      COMMON  65248E104      6,179,927    679,860            679,860             1., 3.            424,600   255,260
News Corp Class A
(Limited Voting)      COMMON  65248E104         29,088      3,200  3,200                           None  3,200
News Corp Class B     COMMON  65248E203     10,939,402  1,141,900          1,141,900                  1            791,874   350,026
News Corp Class B     COMMON  65248E203         49,816      5,200              5,200             1., 2.              3,600     1,600
News Corp Class B     COMMON  65248E203        335,300     35,000             35,000             1., 3.                       35,000
Noble Energy Inc.     COMMON  655044105        590,640     12,000             12,000                  1                       12,000
Norfolk Southern Corp COMMON  655844108        407,124      8,653              8,653                  1              1,053     7,600
Norsk Hydro A S
Spon ADR              COMMON  656531605         45,538     11,470             11,470                  1              6,000     5,470
                                        --------------
COLUMN TOTALS                              159,350,505

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Novartis A G
Spon ADR              COMMON  66987V109      6,922,313    139,114            139,114                  1             79,541    59,573
Novartis A G
Spon ADR              COMMON  66987V109         23,636        475                475             1., 2.                200       275
Novartis A G
Spon ADR              COMMON  66987V109          9,952        200                200             1., 3.                          200
Novo-Nordisk A S ADR  COMMON  670100205    109,410,235  2,129,018          2,129,018                  1          1,700,086   428,932
Novo-Nordisk A S ADR  COMMON  670100205      1,180,171     22,965             22,965             1., 2.             13,655     9,310
Novo-Nordisk A S ADR  COMMON  670100205      6,891,913    134,110            134,110             1., 3.            100,000    34,110
Occidental
Petroleum Corp        COMMON  674599105    168,734,027  2,812,703          2,812,703                  1          2,440,015   372,688
Occidental
Petroleum Corp        COMMON  674599105      1,045,026     17,420             17,420             1., 2.              8,390     9,030
Occidental
Petroleum Corp        COMMON  674599105     16,981,669    283,075            283,075             1., 3.            170,000   113,075
Oracle Corp           COMMON  68389X105        447,913     25,263             25,263                  1             19,973     5,290
PNC Finl Svcs
Group Inc             COMMON  693475105        215,644      4,401              4,401                  1              4,200       201
Panacos
Pharmaceuticals, Inc. COMMON  69811Q106         23,440    171,850            171,850                  1            171,850
Patriot Coal
Corp - When Issued    COMMON  70336T104      1,948,239    311,718            311,718                  1            240,114    71,604
Patriot Coal
Corp - When Issued    COMMON  70336T104         27,713      4,434              4,434             1., 2.              2,558     1,876
Patriot Coal
Corp - When Issued    COMMON  70336T104      3,812,563    610,010            610,010             1., 3.            600,000    10,010
Peabody Energy Corp.  COMMON  704549104     48,400,653  2,127,501          2,127,501                  1          1,732,229   395,272
Peabody Energy Corp.  COMMON  704549104        515,288     22,650             22,650             1., 2.             12,670     9,980
Peabody Energy Corp.  COMMON  704549104      1,043,088     45,850             45,850             1., 3.                       45,850
PepsiCo Inc           COMMON  713448108    397,518,858  7,257,967          7,257,967                  1          5,934,365 1,323,602
PepsiCo Inc           COMMON  713448108      4,915,124     89,741             89,741             1., 2.             56,669    33,072
PepsiCo Inc           COMMON  713448108     26,872,901    490,650            490,650             1., 3.            276,100   214,550
PepsiCo Inc           COMMON  713448108        319,857      5,840  3,440                2,400      None  3,440       2,400
                                        --------------
COLUMN TOTALS                              797,260,223

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro
S A Petrobas ADR
preferred sh 268341
sedol                 COMMON  71654V101      1,020,500     50,000             50,000                  1                       50,000
Pfizer Inc            COMMON  717081103     18,874,379  1,065,747          1,065,747                  1            545,498   520,249
Pfizer Inc            COMMON  717081103      3,591,588    202,800            202,800             1., 2.            198,000     4,800
Pfizer Inc            COMMON  717081103      3,798,795    214,500            214,500             1., 3.            214,500
Pfizer Inc            COMMON  717081103      1,039,577     58,700  4,900               53,800      None  4,900      53,800
Philip Morris
Int'l Inc.            COMMON  718172109    663,641,895 15,252,629         15,252,629                  1         11,842,023 3,410,606
Philip Morris
Int'l Inc.            COMMON  718172109     17,106,914    393,172            393,172             1., 2.            328,886    64,286
Philip Morris
Int'l Inc.            COMMON  718172109    336,423,323  7,732,092          7,732,092             1., 3.          7,015,000   717,092
Philip Morris
Int'l Inc.            COMMON  718172109      2,740,434     62,984  6,984               56,000      None  6,984      56,000
Piedmont
Natural Gas Inc       COMMON  720186105        633,400     20,000             20,000                  1             20,000
Pitney-Bowes Inc      COMMON  724479100        220,708      8,662              8,662                  1                        8,662
Plains All American
Pipeline L.P.         COMMON  726503105     27,547,329    794,100            794,100                  1            791,100     3,000
Plains Exploration &
Production Co.        COMMON  726505100        241,208     10,379             10,379                  1                       10,379
Polo Ralph
Lauren Corp           COMMON  731572103      5,083,650    111,950            111,950                  1             61,000    50,950
Polo Ralph
Lauren Corp           COMMON  731572103         54,492      1,200              1,200             1., 2.                700       500
Polo Ralph
Lauren Corp           COMMON  731572103        665,257     14,650             14,650             1., 3.                       14,650
Praxair Inc           COMMON  74005P104    155,899,124  2,626,333          2,626,333                  1          2,086,984   539,349
Praxair Inc           COMMON  74005P104      1,707,787     28,770             28,770             1., 2.             18,200    10,570
Praxair Inc           COMMON  74005P104     13,738,278    231,440            231,440             1., 3.            160,000    71,440
Praxair Inc           COMMON  74005P104         47,488        800    800                           None    800
Price (T Rowe)
Group Inc.            COMMON  74144T108        558,464     15,758             15,758                  1                       15,758
                                        --------------
COLUMN TOTALS                            1,254,634,590

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Price (T Rowe)
Group Inc.            COMMON  74144T108    283,520,000  8,000,000          8,000,000             1., 3.          8,000,000
Procter & Gamble      COMMON  742718109    625,127,520 10,112,060         10,112,060                  1          8,080,476 2,031,584
Procter & Gamble      COMMON  742718109     16,776,341    271,374            271,374             1., 2.            228,279    43,095
Procter & Gamble      COMMON  742718109    133,520,196  2,159,822          2,159,822             1., 3.          1,872,000   287,822
Procter & Gamble      COMMON  742718109      2,080,119     33,648  2,600               31,048      None  2,600      31,048
Progress Energy Inc   COMMON  743263105        828,482     20,790             20,790                  1              7,100    13,690
Prudential
Financial Inc         COMMON  744320102     29,068,149    960,613            960,613                  1            851,007   109,606
Prudential
Financial Inc         COMMON  744320102        229,522      7,585              7,585             1., 2.              2,760     4,825
Prudential
Financial Inc         COMMON  744320102      1,255,941     41,505             41,505             1., 3.                       41,505
Qualcomm Inc          COMMON  747525103     81,544,501  2,275,872          2,275,872                  1          1,938,459   337,413
Qualcomm Inc          COMMON  747525103        526,701     14,700             14,700             1., 2.             12,150     2,550
Qualcomm Inc          COMMON  747525103      4,060,435    113,325            113,325             1., 3.             70,000    43,325
Questar Corp          COMMON  748356102        338,015     10,340             10,340                  1              6,640     3,700
Rio Tinto PLC
Spon ADR              COMMON  767204100     25,985,121    292,263            292,263                  1            218,567    73,696
Rio Tinto PLC
Spon ADR              COMMON  767204100        446,773      5,025              5,025             1., 2.              2,570     2,455
Rio Tinto PLC
Spon ADR              COMMON  767204100      2,337,888     26,295             26,295             1., 3.             20,000     6,295
Rio Tinto PLC
Spon ADR              COMMON  767204100         12,892        145                         145      None                145
Roche Holdings
Ltd Sponsored
ADR(non-voting)       COMMON  771195104      8,071,550    105,737            105,737                  1             61,250    44,487
Roche Holdings
Ltd Sponsored
ADR(non-voting)       COMMON  771195104        656,490      8,600              8,600             1., 2.                        8,600
Roche Holdings
Ltd Sponsored
ADR(non-voting)       COMMON  771195104         99,237      1,300              1,300             1., 3.                        1,300
Royal Dutch Shell Plc
B ADRs (1 ADR= 2
Ordinary S            COMMON  780259107      1,013,685     19,710             19,710                  1             17,128     2,582
Royal Dutch
Shell plc ADR         COMMON  780259206    201,675,411  3,809,509          3,809,509                  1          3,162,328   647,181
                                        --------------
COLUMN TOTALS                            1,419,174,969

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch
Shell plc ADR         COMMON  780259206      2,673,999     50,510             50,510             1., 2.             38,530    11,980
Royal Dutch
Shell plc ADR         COMMON  780259206     13,324,998    251,700            251,700             1., 3.            151,300   100,400
Royal Dutch
Shell plc ADR         COMMON  780259206        555,870     10,500    800                9,700      None    800       9,700
S&P Depositary
Receipt               COMMON  78462F103     67,507,281    748,086            748,086                  1            743,524     4,562
Sabine Royalty Trust  COMMON  785688102      6,144,000    150,000            150,000             1., 3.            150,000
Sara Lee Corp         COMMON  803111103        162,749     16,624             16,624                  1             15,670       954
Savient
Pharmaceuticals Inc.  COMMON  80517Q100        167,099     28,860             28,860                  1                       28,860
Schering-Plough Corp  COMMON  806605101      1,909,557    112,129            112,129                  1             64,340    47,789
Schering-Plough Corp  COMMON  806605101         95,504      5,608              5,608             1., 2.              4,008     1,600
Schlumberger Ltd      COMMON  806857108     22,503,178    531,613            531,613                  1            481,487    50,126
Schlumberger Ltd      COMMON  806857108         17,398        411                411             1., 2.                261       150
Schwab (Charles) Corp COMMON  808513105        549,780     34,000             34,000                  1                       34,000
Smith Intl Inc        COMMON  832110100        672,783     29,392             29,392                  1             29,392
Smith Intl Inc        COMMON  832110100        275,870     12,052                      12,052      None             12,052
Smucker (J M) Co      COMMON  832696405        124,096      2,862              2,862                  1              1,499     1,363
Smucker (J M) Co      COMMON  832696405         55,674      1,284              1,284             1., 2.              1,284
Smucker (J M) Co      COMMON  832696405        638,259     14,720             14,720             1., 3.             14,720
Smucker (J M) Co      COMMON  832696405          9,539        220                         220      None                220
Southern Co           COMMON  842587107      1,139,304     30,792             30,792                  1             27,240     3,552
Southwest Airlines Co COMMON  844741108        316,968     36,771             36,771                  1             31,565     5,206
Southwest Airlines Co COMMON  844741108          6,999        812                812             1., 2.                          812
Starbucks Corp        COMMON  855244109        223,540     23,630             23,630                  1              7,375    16,255
                                        --------------
COLUMN TOTALS                              119,074,445

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp        COMMON  855244109          3,784        400                400             1., 2.                          400
State Street Corp     COMMON  857477103         69,693      1,772              1,772                  1                 42     1,730
State Street Corp     COMMON  857477103      5,897,376    149,946            149,946             1., 2.            149,946
State Street Corp     COMMON  857477103     38,297,116    973,738            973,738             1., 3.            973,738
Stereotaxis Inc.      COMMON  85916J102         44,000     10,000             10,000                  1                       10,000
SunTrust Banks Inc    COMMON  867914103        647,399     21,916             21,916                  1             14,962     6,954
SunTrust Banks Inc    COMMON  867914103        150,654      5,100    100                5,000      None    100       5,000
Sysco Corp            COMMON  871829107     75,676,307  3,298,880          3,298,880                  1          2,722,883   575,997
Sysco Corp            COMMON  871829107        600,799     26,190             26,190             1., 2.             18,480     7,710
Sysco Corp            COMMON  871829107     12,151,089    529,690            529,690             1., 3.            440,000    89,690
Sysco Corp            COMMON  871829107         18,352        800    800                           None    800
Teppco Partners LP    COMMON  872384102     10,976,810    560,900            560,900                  1            559,400     1,500
Target Corp           COMMON  87612E106    124,039,858  3,592,235          3,592,235                  1          2,984,301   607,933
Target Corp           COMMON  87612E106      1,443,140     41,794             41,794             1., 2.             26,336    15,458
Target Corp           COMMON  87612E106      8,446,038    244,600            244,600             1., 3.            151,000    93,600
Target Corp           COMMON  87612E106         27,624        800    800                           None    800
Teledyne
Technologies Inc      COMMON  879360105        458,598     10,294             10,294                  1              9,292     1,002
Teledyne
Technologies Inc      COMMON  879360105      4,441,190     99,690             99,690             1., 3.             99,690
Temple-Inland Inc     COMMON  879868107          2,842        592                592                  1                          592
Temple-Inland Inc     COMMON  879868107        296,698     61,812             61,812             1., 3.             61,812
Teva Pharmaceutical
Ltd. ADR              COMMON  881624209        340,560      8,000              8,000                  1                        8,000
Texas Instruments     COMMON  882508104     88,384,149  5,694,855          5,694,855                  1          4,813,149   881,706
Texas Instruments     COMMON  882508104        883,693     56,939             56,939             1., 2.             30,565    26,374
Texas Instruments     COMMON  882508104      6,904,538    444,880            444,880             1., 3.            250,000   194,880
                                        --------------
COLUMN TOTALS                              380,202,307

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher
Scientific Inc.       COMMON  883556102      1,844,891     54,150             54,150                  1             18,970    35,180
Thermo Fisher
Scientific Inc.       COMMON  883556102        102,210      3,000              3,000             1., 2.              2,400       600
3M Company            COMMON  88579Y101      2,632,110     45,744             45,744                  1             15,240    30,504
3M Company            COMMON  88579Y101        147,763      2,568              2,568             1., 2.              1,668       900
3M Company            COMMON  88579Y101        230,160      4,000                       4,000      None              4,000
Tidewater Inc         COMMON  886423102      1,333,984     33,126             33,126                  1             33,126
Time Warner Inc.      COMMON  887317105     45,732,498  4,545,974          4,545,974                  1          4,514,304    31,670
Time Warner Inc.      COMMON  887317105          1,006        100                100             1., 2.                100
Time Warner Inc.      COMMON  887317105      7,264,930    722,160            722,160             1., 3.            722,160
Time Warner Inc.      COMMON  887317105         48,288      4,800                       4,800      None              4,800
Total S A ADR         COMMON  89151E109    207,287,515  3,748,418          3,748,418                  1          3,052,185   696,233
Total S A ADR         COMMON  89151E109      2,101,677     38,005             38,005             1., 2.             22,825    15,180
Total S A ADR         COMMON  89151E109     49,229,166    890,220            890,220             1., 3.            840,000    50,220
Total S A ADR         COMMON  89151E109         66,360      1,200  1,200                           None  1,200
Travelers
Companies, Inc.       COMMON  89417E109        179,561      3,973              3,973                  1              2,528     1,445
Travelers
Companies, Inc.       COMMON  89417E109         37,878        838                838             1., 2.                838
United Parcel Service COMMON  911312106        406,584      7,371              7,371                  1              2,150     5,221
United Parcel Service COMMON  911312106          5,516        100                100             1., 2.                          100
United Technologies
Corp                  COMMON  913017109    176,036,940  3,284,271          3,284,271                  1          2,696,428   587,843
United Technologies
Corp                  COMMON  913017109      1,746,663     32,587             32,587             1., 2.             20,762    11,825
United Technologies
Corp                  COMMON  913017109     12,583,940    234,775            234,775             1., 3.            135,000    99,775
United Technologies
Corp                  COMMON  913017109         32,160        600    600                           None    600
Unitrin Inc           COMMON  913275103     18,154,911  1,138,953          1,138,953                  1          1,000,972   137,981
Unitrin Inc           COMMON  913275103        118,753      7,450              7,450             1., 2.              6,950       500
                                        --------------
COLUMN TOTALS                              527,325,464

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Unitrin Inc           COMMON  913275103     11,688,292    733,268            733,268             1., 3.            725,020     8,248
Verizon
Communications        COMMON  92343V104        676,881     19,967             19,967                  1              6,797    13,170
Verizon
Communications        COMMON  92343V104         79,190      2,336              2,336             1., 2.              2,336
Volcano Corporation   COMMON  928645100        150,000     10,000             10,000                  1                       10,000
Wal-Mart Stores Inc   COMMON  931142103    199,840,666  3,564,764          3,564,764                  1          2,850,591   714,173
Wal-Mart Stores Inc   COMMON  931142103      2,574,887     45,931             45,931             1., 2.             29,038    16,893
Wal-Mart Stores Inc   COMMON  931142103     19,019,588    339,272            339,272             1., 3.            200,000   139,272
Wal-Mart Stores Inc   COMMON  931142103        820,718     14,640  2,640               12,000      None  2,640      12,000
Walgreen Co           COMMON  931422109    225,034,389  9,121,783          9,121,783                  1          7,402,497 1,719,286
Walgreen Co           COMMON  931422109      2,805,966    113,740            113,740             1., 2.             73,885    39,855
Walgreen Co           COMMON  931422109     17,699,837    717,464            717,464             1., 3.            378,200   339,264
Walgreen Co           COMMON  931422109        402,121     16,300  3,300               13,000      None  3,300      13,000
Weingarten Realty Inv COMMON  948741103      1,216,696     58,806             58,806                  1             41,831    16,975
Weingarten Realty Inv COMMON  948741103         69,312      3,350              3,350             1., 2.              3,350
Weingarten Realty Inv COMMON  948741103         13,966        675                         675      None                675
Wells Fargo & Co      COMMON  949746101      2,087,538     70,812             70,812                  1             31,881    38,931
Wells Fargo & Co      COMMON  949746101         29,480      1,000              1,000             1., 3.                        1,000
Whole Foods Mkt Inc   COMMON  966837106      7,545,003    799,259            799,259                  1            651,242   148,017
Whole Foods Mkt Inc   COMMON  966837106        100,536     10,650             10,650             1., 2.              4,200     6,450
Whole Foods Mkt Inc   COMMON  966837106      1,523,135    161,349            161,349             1., 3.            100,000    61,349
Whole Foods Mkt Inc   COMMON  966837106         10,384      1,100    800                  300      None    800         300
Williams Sonoma Inc   COMMON  969904101         80,172     10,200             10,200                  1                       10,200
Wilmington Trust Corp COMMON  971807102        201,272      9,050              9,050                  1                550     8,500
Wyeth                 COMMON  983024100        250,042      6,666              6,666                  1              3,016     3,650
Wyeth                 COMMON  983024100      2,535,301     67,590             67,590             1., 3.             67,090       500
                                        --------------
COLUMN TOTALS                              496,455,372

             THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F        Name of Reporting Manager: Fayez Sarofim & Co.        12/31/2008

                                                                             Item 6:
                                                                      Investment Discretion
                      Item 2:               Item 4:      Item 5:             (Shares)                              Item 8:
                       Title   Item 3:       Fair       Shares or -----------------------------           Voting Authority (Shares)
       Item 1:          of      CUSIP       Market      Principal                    (c)Shared-         ----------------------------
    Name of Issuer     Class    Number      Value        Amount   (a)Sole  (b)Shared   Other    Item 7: (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.           COMMON  984332106      2,195,341    179,946            179,946                  1            140,146    39,800
Zions Bancorp         COMMON  989701107        697,628     28,463             28,463                  1             23,780     4,683
Zions Bancorp         COMMON  989701107          2,451        100                100             1., 3.                          100
Eurazeo (Sedol
7042395) Ordinary
Shares FF20           COMMON  F32928115        734,495     15,750             15,750                  1                       15,750
Argo Group
International
Holdings, Ltd.        COMMON  G0464B107        348,426     10,272             10,272                  1             10,272
Argo Group
International
Holdings, Ltd.        COMMON  G0464B107      9,006,540    265,523            265,523             1., 3.            265,523
Max Capital
Group Ltd.            COMMON  G6052F103        802,129     45,318             45,318                  1             45,318
Weatherford Intl Inc  COMMON  G95089101     24,585,420  2,272,220          2,272,220                  1          1,983,658   288,562
Weatherford Intl Inc  COMMON  G95089101        136,927     12,655             12,655             1., 2.              9,675     2,980
Weatherford Intl Inc  COMMON  G95089101        262,601     24,270             24,270             1., 3.                       24,270
ACE LTD               COMMON  H0023R105         18,522        350                350                  1                350
ACE LTD               COMMON  H0023R105     15,284,301    288,819            288,819             1., 3.            288,819
Transocean Ltd        COMMON  H8817H100     52,745,397  1,116,305          1,116,305                  1            938,402   177,902
Transocean Ltd        COMMON  H8817H100        408,146      8,638              8,638             1., 2.              5,903     2,735
Transocean Ltd        COMMON  H8817H100      2,842,371     60,156             60,156             1., 3.             41,482    18,674
RIT Technologies Ltd. COMMON  M8215N109        169,860    232,685            232,685             1., 3.                      232,685
                                        --------------
COLUMN TOTALS                              110,240,555
                                        --------------
REPORT TOTALS                           14,940,946,965
                                        ==============

Run Date: 2/1/09     8:11 AM